Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Property Plant and Equipment

(in millions of Euros)	Land and Property Rights	Buildings	Machinery and Equipment	Construction Work in Progress	Other	Total
Net balance at January 1, 2017	19	209	1,020	221	8	1,477
Additions	1	2	50	224	5	282
Disposals	—	(1)	(3)	—	—	(4)
Depreciation expense	(4)	(13)	(135)	—	(7)	(159)
Transfer during the period	—	18	223	(237)	4	8
Effects of changes in foreign exchange rates	(2)	(9)	(66)	(10)	—	(87)

Net balance at December 31, 2017	14	206	1,089	198	10	1,517

Cost	25	321	1,712	204	29	2,291
Less accumulated depreciation and impairment	(11)	(115)	(623)	(6)	(19)	(774)

Net balance at December 31, 2017	14	206	1,089	198	10	1,517

(in millions of Euros)	Land and Property Rights	Buildings	Machinery and Equipment	Construction Work in Progress	Other	Total
Net balance at January 1, 2016	21	158	773	296	7	1,255
Additions	—	6	56	297	3	362
Disposals	—	—	(6)	(5)	—	(11)
Depreciation expense	(4)	(13)	(120)	—	(7)	(144)
Transfer during the period	1	55	309	(370)	5	—
Effects of changes in foreign exchange rates	1	3	8	3	—	15

Net balance at December 31, 2016	19	209	1,020	221	8	1,477

Cost	27	324	1,581	228	27	2,187
Less accumulated depreciation and impairment	(8)	(115)	(561)	(7)	(19)	(710)

Net balance at December 31, 2016	19	209	1,020	221	8	1,477

Summary of Amounts Included in Building, Machinery and Equipment Under a Finance Lease

Building, machinery and equipment includes the following amounts where the Group is a lessee under a finance lease:

	At December 31, 2017			At December 31, 2016
(in millions of Euros)	Gross value	Accumulated depreciation	Net	Gross value	Accumulated depreciation	Net
Buildings under finance lease	30	(5)	25	31	(3)	28
Machinery and equipment under finance lease	62	(27)	35	50	(21)	29

Total	92	(32)	60	81	(24)	57

Summary of Future Aggregate Minimum Lease Payments Under Non-cancellable Finance Leases

The future aggregate minimum lease payments under non-cancellable finance leases are as follows:

(in millions of Euros)	At December 31, 2017	At December 31, 2016
Less than 1 year	15	13
1 to 5 years	37	36
More than 5 years	19	22

Total	71	71

The present value of future aggregate minimum lease payments under non-cancellable finance leases are as follows:

(in millions of Euros)	At December 31, 2017	At December 31, 2016
Less than 1 year	14	10
1 to 5 years	30	35
More than 5 years	16	15

Total	60	60

Summary of Total Depreciation Expense and Impairment Losses Relating to Property Plant and Equipment and Intangible Assets

Total depreciation expense and impairment losses relating to property, plant and equipment and intangible assets are presented in the Consolidated Income Statement as follows:

(in millions of Euros)	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Cost of sales	(160)	(147)	(132)
Selling and administrative expenses	(8)	(6)	(6)
Research and development expenses	(3)	(2)	(2)
Impairment	—	—	(452)

Total	(171)	(155)	(592)